Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
Note 9: Goodwill and other intangible assets

Goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2018	551	21,427	2,013	23,991
Foreign exchange translation adjustment	—	818	29	847
Balance at December 31, 2019	551	22,245	2,042	24,838
Foreign exchange translation adjustment	—	719	70	789
Balance at December 31, 2020	551	22,964	2,112	25,627
Foreign exchange translation adjustment	—	(226)	(45)	(271)
Balance at December 31, 2021	551	22,738	2,067	25,356

Customer Relationship Intangible Assets

	December 31, 2021			December 31, 2020
Segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(16,438)	13,347	29,785	(15,009)	14,776
Cayman	16,517	(6,663)	9,854	17,728	(6,773)	10,955
Channel Islands and the UK	89,396	(56,030)	33,366	90,069	(53,279)	36,790
Other	5,563	(1,380)	4,183	5,563	(892)	4,671
Total	141,261	(80,511)	60,750	143,145	(75,953)	67,192
Customer relationships are initially valued based on the present value of net cash flows expected to be derived solely from the recurring customer base existing as at the date of acquisition. Customer relationship intangible assets may or may not arise from contracts.

During the years ended December 31, 2021 and 2020, no new customer intangible assets were acquired. During the year ended December 31, 2019, the Bank acquired $24.4 million new customer intangible assets with an estimated useful life of 15 years (see "Note 26: Business combinations"). During the year ended December 31, 2021, $1.2 million and $0.7 million were written off in the Cayman and Channel Islands and the UK segments, respectively, as they were fully amortized (December 31, 2020: nil, December 31, 2019: nil) .The amortization expense amounted to $6.0 million (December 31, 2020: $5.8 million, December 31, 2019: $5.5 million) and the foreign exchange translation adjustment increased the net carrying amount by $0.4 million (December 31, 2020: decreased by $1.3 million, December 31, 2019: decreased by $2.0 million). The estimated aggregate amortization expense for each of the succeeding five years is $5.9 million.